SHARE CAPITAL - Disclosure of detailed information about number and weighted average exercise prices of restricted share units (Details) - Share	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Balance	897,660	978,350
Granted	525,788	300,000
Settled	(332,660)	(305,690)
Forfeited	(8,750)	(75,000)
Balance	1,082,038	897,660